Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	$		$
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 287.4%
CORPORATE BONDS & NOTES 1.4%
BANKING & FINANCE 0.0%
Ambac Assurance Corp.
5.100% due 12/31/2099 (d)		$38		$50

INDUSTRIALS 1.4%
Beignet Investor LLC
6.581% due 05/30/2049		16,460		16,800
CVS Pass-Through Trust
6.036% due 12/10/2028		364		365

				17,165

Total Corporate Bonds & Notes (Cost $16,874)				17,215

MUNICIPAL BONDS & NOTES 0.3%
TEXAS 0.3%
Ennis Economic Development Corp. Texas Revenue Bonds, (NPFGC Insured), Series 1999
0.000% due 08/01/2034 (c)		6,860		3,949

Total Municipal Bonds & Notes (Cost $5,331)				3,949

U.S. GOVERNMENT AGENCIES 261.0%
Federal Home Loan Mortgage Corp.
1.500% due 12/01/2050 - 04/01/2051		140		107
2.000% due 04/01/2036		6,029		5,504
2.500% due 01/01/2032 - 03/01/2052		7,493		6,470
3.000% due 02/01/2040 - 04/01/2052		59,465		52,744
3.500% due 09/01/2032 - 02/01/2050		1,552		1,480
3.966% due 07/01/2030 •		34		33
4.000% due 06/01/2029 - 12/01/2048		5,824		5,588
4.500% due 03/01/2029 - 06/01/2048		4,870		4,801
5.000% due 03/01/2028 - 10/01/2055		6,677		6,652
5.500% due 11/01/2030 - 05/01/2055		10,378		10,592
5.643% due 03/01/2033 •		19		20
5.739% due 11/01/2027 •		5		5
5.749% due 03/01/2032 •		2		2
5.762% due 01/01/2028 •		1		1
5.782% due 06/01/2028 - 07/01/2028 •		3		2
5.820% due 11/01/2029 •		9		10
5.848% due 12/01/2032 •		4		4
5.869% due 09/01/2028 •		1		1
5.985% due 07/01/2035 •		59		61
6.000% due 07/01/2027 - 05/01/2040		1,162		1,219
6.000% due 03/01/2033 •		7		7
6.018% due 02/01/2027 •		3		3
6.090% due 10/01/2036 •		22		23
6.150% due 12/01/2029 •		1		1
6.152% due 07/01/2030 •		1		1
6.155% due 08/01/2035 •		3		3
6.225% due 12/01/2035 •		154		157
6.243% due 05/01/2032 •		50		51
6.375% due 10/01/2035 •		9		9
6.390% due 05/01/2032 •		4		4
6.500% due 04/01/2029 - 08/01/2037		211		222
6.647% due 11/01/2034 •		8		8
7.000% due 10/01/2029 - 12/01/2032		8		8
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4.660% due 01/25/2031		6,100		6,105
Federal Home Loan Mortgage Corp. REMICS
0.000% due 08/15/2056 - 10/15/2058 (b)(c)		31,929		20,148
1.173% due 01/15/2035 •		2,923		2,636
1.738% due 05/15/2041 •		3,116		2,858
1.783% due 10/15/2037 ~(a)		79		4
1.846% due 10/15/2037 ~(a)		36		2
1.933% due 03/15/2037 ~(a)		87		4
1.970% due 05/15/2037 ~(a)		208		11
2.000% due 11/25/2050 (a)		5,287		699
2.030% due 11/15/2036 ~(a)		241		13
2.118% due 11/15/2038 ~(a)		258		14
2.139% due 08/15/2041 ~(a)		78		4

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
2.149% due 10/15/2041 ~(a)		164		9
2.179% due 02/15/2038 ~(a)		148		8
2.205% due 06/15/2038 ~(a)		208		12
2.382% due 05/15/2035 •		2,313		2,265
2.410% due 08/15/2036 ~(a)		96		7
2.500% due 12/15/2027 (a)		222		3
3.000% due 08/15/2032		2,838		2,712
3.000% due 02/15/2033 - 09/15/2048 (a)		2,057		181
3.500% due 08/15/2026 (a)		2		0
4.000% due 01/15/2046 (a)		2,763		469
4.007% due 06/15/2048 - 12/15/2048 •		2,339		2,303
4.057% due 12/15/2029 •		12		12
4.114% due 08/15/2040 - 10/15/2040 •		3,682		3,627
4.157% due 09/15/2026 - 12/15/2031 •		4		4
4.264% due 12/15/2046 •		282		279
4.292% due 01/25/2050 •		1,199		1,185
4.307% due 08/15/2035 •		154		154
4.657% due 04/15/2031 •		105		106
4.707% due 06/15/2031 •		7		7
4.907% due 07/15/2027 •		9		9
6.000% due 11/15/2028 - 09/15/2032		46		45
6.250% due 12/15/2028		19		19
6.500% due 06/15/2027 - 06/15/2032		144		146
7.500% due 01/15/2030		8		9
Federal Home Loan Mortgage Corp. STRIPS
2.500% due 10/15/2052 (a)		36,446		5,628
3.500% due 01/15/2043 - 08/15/2045 (a)		9,308		1,485
3.508% due 12/15/2043 •		1,020		891
4.114% due 10/15/2037 •		386		382
4.257% due 03/15/2044 •		725		723
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
3.982% due 07/25/2031 •		15		14
3.992% due 05/25/2031 •		52		52
4.022% due 09/25/2031 •		13		12
4.498% due 08/15/2032 ~		4		4
6.500% due 10/25/2043		103		104
Federal National Mortgage Association
0.000% due 10/01/2045		176		178
1.500% due 06/01/2051		115		89
2.000% due 11/01/2026 - 03/01/2033		964		905
2.500% due 01/01/2033 - 04/01/2052		26,186		22,245
3.000% due 10/01/2026 - 05/01/2058		130,935		115,655
3.500% due 05/01/2035 - 01/01/2059		81,520		75,328
3.978% due 10/01/2031 •		10		9
4.000% due 04/01/2030 - 06/01/2049		50,705		48,875
4.092% due 11/01/2028 •		6		6
4.277% due 05/01/2036 •		1		1
4.290% due 03/01/2035 •		22		22
4.312% due 05/01/2036 •		18		18
4.357% due 02/01/2028 ~		5,418		5,403
4.363% due 11/01/2028 •		2		2
4.365% due 08/01/2028 •		4		4
4.387% due 05/01/2036 •		1		1
4.485% due 02/01/2028 - 06/01/2029 •		2		2
4.490% due 04/01/2033		1,996		1,977
4.500% due 03/01/2029 - 04/01/2059		18,283		17,829
4.550% due 05/01/2028		200		200
4.580% due 08/01/2033		1,000		1,002
4.584% due 05/01/2036 •		1		1
4.630% due 07/01/2033		3,434		3,414
4.700% due 04/01/2033		2,741		2,748
4.860% due 07/01/2033		2,500		2,542
4.900% due 10/01/2028		704		709
4.967% due 08/01/2042 - 10/01/2044 •		412		414
4.990% due 03/01/2031		1,463		1,478
5.000% due 02/01/2027 - 06/01/2053		5,566		5,558
5.019% due 02/01/2031 •		8		8
5.167% due 10/01/2030 - 09/01/2040 •		22		23
5.178% due 09/01/2034 •		1		1
5.300% due 09/01/2038		973		1,010
5.390% due 11/01/2035 •		50		51
5.483% due 05/01/2035 •		4		4
5.491% due 03/01/2035 •		10		11
5.500% due 11/01/2028 - 05/01/2055		8,389		8,490
5.511% due 01/01/2035 •		5		5
5.535% due 09/01/2035 •		15		15
5.550% due 11/01/2035 •		193		195
5.562% due 02/01/2031 •		6		6
5.570% due 10/01/2028		854		855
5.600% due 06/01/2035 •		8		8
5.610% due 10/01/2028		659		660
5.730% due 10/01/2028		1,122		1,152
5.750% due 05/01/2030 - 12/01/2030 •		12		12
5.770% due 04/01/2032 •		1		1
5.885% due 06/01/2035 •		50		51
5.900% due 06/01/2032 •		6		6

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
5.927% due 11/01/2035 •		3		3
5.970% due 12/01/2031 •		1		1
5.975% due 01/01/2030 •		20		20
6.000% due 09/01/2028 - 05/01/2041		5,467		5,688
6.009% due 02/01/2030 •		8		8
6.043% due 02/01/2034 •		4		5
6.050% due 02/01/2035 •		11		11
6.056% due 01/01/2049 •		962		1,001
6.079% due 09/01/2031 •		2		2
6.108% due 11/01/2048 •		394		409
6.125% due 08/01/2029 •		3		3
6.140% due 12/01/2048 •		576		599
6.143% due 07/01/2035 •		7		7
6.152% due 07/01/2032 •		10		10
6.155% due 11/01/2035 •		3		3
6.162% due 02/01/2036 •		7		7
6.210% due 05/01/2035 •		20		21
6.223% due 12/01/2027 •		2		2
6.290% due 07/01/2034 - 09/01/2035 •		12		12
6.305% due 07/01/2035 •		5		5
6.375% due 08/01/2035 •		15		15
6.395% due 06/01/2029 - 06/01/2030 •		9		10
6.422% due 09/01/2035 •		26		27
6.500% due 08/01/2026 - 04/01/2043		2,538		2,652
6.525% due 05/01/2036 •		7		7
6.560% due 09/01/2034 •		21		21
7.000% due 09/01/2032		2		2
8.000% due 07/01/2030 - 10/01/2030		2		3
Federal National Mortgage Association Grantor Trust
2.466% due 09/26/2033 •		1		1
3.983% due 07/25/2032 •		14		14
7.500% due 07/25/2041		36		37
Federal National Mortgage Association Interest STRIPS
3.000% due 11/25/2043 (a)		1,243		162
6.500% due 04/25/2038 (a)		82		18
Federal National Mortgage Association REMICS
0.200% due 02/25/2043 •(a)		1,418		8
0.548% due 10/25/2042 •		408		278
0.684% due 10/25/2045 •		891		573
1.500% due 02/25/2036 (a)		31,426		1,571
1.639% due 07/25/2044 ~(a)		252		9
1.687% due 07/25/2052 ~(a)		245		11
1.700% due 10/25/2046 ~(a)		134		5
1.815% due 04/25/2046 ~(a)		221		10
1.880% due 07/25/2044 ~(a)		365		23
1.962% due 07/25/2045 ~(a)		1,173		61
1.964% due 04/25/2055 ~(a)		417		19
1.981% due 03/25/2045 ~(a)		578		30
2.009% due 01/25/2045 ~(a)		205		10
2.022% due 08/25/2044 ~(a)		217		16
2.050% due 08/25/2054 ~(a)		494		24
2.258% due 11/25/2049 •(a)		1,789		205
2.260% due 08/25/2055 ~(a)		234		11
2.408% due 07/25/2042 - 08/25/2042 •(a)		3,920		306
2.500% due 02/25/2051 (a)		6,970		1,161
3.000% due 04/25/2043 - 05/25/2048		343		311
3.000% due 04/25/2046 - 12/25/2048 (a)		5,457		632
3.500% due 04/25/2046 (a)		152		12
3.787% due 12/25/2036 •		495		485
3.880% due 06/25/2042 •		379		307
3.913% due 07/25/2037 •		151		148
4.000% due 06/25/2044 (a)		26		1
4.121% due 04/18/2028 - 12/18/2032 •		6		6
4.142% due 06/25/2029 - 04/25/2032 •		9		9
4.171% due 10/18/2030 •		4		4
4.192% due 06/25/2046 •		595		588
4.242% due 06/25/2030 - 11/25/2059 •		9,229		9,128
4.442% due 10/25/2037 •		977		981
4.642% due 04/25/2032 •		1		0
5.000% due 11/25/2028		24		24
6.000% due 04/25/2031		47		48
6.039% due 05/25/2035 ~		23		24
6.500% due 10/25/2028 - 10/25/2031		128		131
6.850% due 12/18/2027		11		11
7.000% due 12/20/2027		3		3
7.500% due 11/20/2026		3		3
Federal National Mortgage Association REMICS Trust
4.087% due 02/25/2033 •		5		5
6.500% due 06/25/2028		3		3
Federal National Mortgage Association-ACES
2.350% due 01/25/2031 ~(a)		6,571		264
6.300% due 06/25/2031 ~		34		34
Government National Mortgage Association
1.085% due 03/16/2051 ~(a)		574		0
2.000% due 11/20/2051		417		342
2.500% due 03/20/2027 - 09/20/2051		31,408		26,897

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
3.000% due 12/15/2042 - 12/20/2055		107,315		95,546
3.500% due 11/15/2041 - 06/20/2056		119,404		108,174
4.000% due 09/15/2040 - 03/15/2052		18,057		17,285
4.500% due 06/15/2035 - 01/20/2049		15,148		14,834
4.619% due 01/20/2059 •		8		8
4.910% due 10/20/2058 •		0		1
5.000% due 01/20/2027 - 02/20/2032 •		70		67
5.000% due 05/15/2033 - 12/20/2048		8,328		8,413
5.125% due 12/20/2029 - 12/20/2032 •		219		221
5.375% due 07/20/2027 - 07/20/2035 •		1,364		1,372
5.500% due 12/15/2032 - 07/15/2041		3,356		3,477
5.500% due 01/20/2034 •		768		787
5.625% due 04/20/2027 - 04/20/2033 •		765		772
6.000% due 09/15/2036 - 04/20/2055		982		1,013
6.500% due 03/15/2028 - 07/15/2039		564		592
7.000% due 01/20/2027 - 09/20/2028		1		1
7.500% due 06/15/2027 - 10/15/2031		10		9
8.000% due 12/15/2028 - 09/15/2031		9		9
8.500% due 08/15/2027 - 01/20/2031		67		66
Government National Mortgage Association REMICS
0.000% due 03/20/2035 (b)(c)		71		69
0.619% due 09/20/2045 •		1,736		1,101
1.055% due 09/20/2045 ~(a)		550		23
1.111% due 08/20/2045 ~(a)		170		7
1.124% due 11/20/2045 ~(a)		417		18
1.126% due 06/20/2043 ~(a)		373		16
1.159% due 12/20/2045 ~(a)		285		11
1.511% due 06/20/2042 ~(a)		383		16
1.561% due 06/20/2042 ~(a)		351		14
3.000% due 06/20/2046 (a)		120		6
3.000% due 11/20/2067		2,392		2,344
3.500% due 08/20/2042 - 09/20/2046 (a)		4,519		473
4.811% due 07/20/2070 - 08/20/2070 •		13,445		13,690
5.011% due 10/20/2070 •		6,385		6,542
5.109% due 09/20/2071 •		23,855		24,263
Government National Mortgage Association, TBA
2.000% due 07/01/2056 - 08/01/2056		99,165		81,202
2.500% due 08/01/2056		94,850		80,952
4.000% due 07/01/2056		32,650		30,356
4.500% due 07/01/2056		42,900		41,212
5.000% due 07/01/2056 - 08/01/2056		54,800		53,977
5.500% due 08/01/2056		33,500		33,625
6.000% due 09/01/2056		33,000		33,615
U.S. Small Business Administration
5.370% due 04/01/2028		170		171
5.490% due 05/01/2028		163		164
5.870% due 07/01/2028		128		129
6.220% due 12/01/2028		27		27
Uniform Mortgage-Backed Security, TBA
1.500% due 07/01/2056		14,400		11,016
2.000% due 08/01/2041		18,600		16,948
2.500% due 07/01/2056 - 08/01/2056		10,930		9,130
3.000% due 08/01/2041 - 08/01/2056		589,580		517,785
3.500% due 07/01/2041		97,900		93,289
4.500% due 08/01/2041 - 08/01/2056		347,258		332,450
5.000% due 07/01/2041 - 08/01/2056		471,704		463,017
5.500% due 08/01/2056		381,300		382,012
6.000% due 07/01/2041 - 09/01/2056		242,800		247,448
Vendee Mortgage Trust
6.183% due 01/15/2030 ~		38		39
6.500% due 03/15/2029		42		42

Total U.S. Government Agencies (Cost $3,327,068)				3,255,700

U.S. TREASURY OBLIGATIONS 15.4%
U.S. Treasury Bonds
4.125% due 08/15/2044		69,800		63,147
4.750% due 08/15/2055		131,600		127,709
4.875% due 08/15/2045		743		737
U.S. Treasury Notes
4.250% due 08/15/2035		830		820

Total U.S. Treasury Obligations (Cost $200,511)				192,413

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.6%
Adjustable Rate Mortgage Trust
4.570% due 09/25/2035 ~		90		77
Banc of America Funding Trust
4.334% due 05/20/2035 •		171		165
6.253% due 10/25/2036 þ		328		294
6.337% due 01/25/2037 þ		343		320
Banc of America Mortgage Trust
4.288% due 02/25/2036 ~		53		49
Bank of America Mortgage Trust
6.182% due 06/20/2031 ~		14		14

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$

Bear Stearns ALT-A Trust
4.112% due 11/25/2036 ~		143		60
4.231% due 11/25/2036 ~		263		139
4.394% due 11/25/2036 ~		379		188
5.044% due 05/25/2035 ~		60		58
Bear Stearns ARM Trust
6.000% due 08/25/2033 ~		34		34
6.375% due 08/25/2033 ~		21		21
6.375% due 01/25/2034 ~		1		1
Bear Stearns Structured Products, Inc. Trust
3.918% due 12/26/2046 ~		454		353
Bella Vista Mortgage Trust
4.254% due 05/20/2045 •		83		51
Chase Mortgage Finance Trust
4.026% due 09/25/2036 ~		13		11
6.000% due 07/25/2037		1,493		618
Chevy Chase Funding LLC Mortgage-Backed Certificates
3.943% due 05/25/2036 •		37		36
4.013% due 08/25/2035 •		53		52
4.221% due 01/25/2035 ~		87		82
CHL Mortgage Pass-Through Trust
4.223% due 05/25/2035 •		302		268
4.303% due 02/25/2035 •		23		23
4.309% due 11/25/2037 ~		252		239
4.343% due 04/25/2035 •		164		159
4.403% due 03/25/2035 •		25		23
4.423% due 02/25/2035 •		190		182
4.443% due 02/25/2035 •		5		4
4.443% due 03/25/2036 •		2		1
4.463% due 02/25/2036 •		17		8
4.614% due 09/25/2047 ~		188		172
4.629% due 09/25/2034 ~		80		77
5.625% due 07/19/2031 ~		2		2
5.677% due 06/19/2031 ~		2		2
Citigroup Mortgage Loan Trust, Inc.
5.329% due 08/25/2035 ~		40		37
5.750% due 09/25/2035 •		37		38
6.500% due 06/25/2054 ~		1,091		1,115
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		296		266
Countrywide Alternative Loan Trust
4.143% due 09/25/2046 •		1,855		1,776
4.154% due 07/20/2046 •		185		164
4.163% due 05/25/2036 •		22		20
4.183% due 05/25/2035 •		225		218
4.203% due 05/25/2035 •		36		34
4.263% due 05/25/2035 •		61		57
4.263% due 09/25/2046 •		3,654		3,102
4.263% due 10/25/2046 •		251		229
4.283% due 07/25/2046 •		1,480		1,119
4.314% due 09/20/2046 •		5,465		5,001
4.323% due 12/25/2035 •		120		115
4.394% due 12/20/2035 •		332		319
4.443% due 10/25/2046 •		1,118		996
6.250% due 11/25/2036		507		364
Countrywide Alternative Loan Trust Resecuritization
3.557% due 08/25/2037 ~		80		33
Credit Suisse First Boston Mortgage Securities Corp.
5.149% due 06/25/2033 ~		3		3
CSMC Mortgage-Backed Trust
6.079% due 04/25/2037 þ		1,685		443
CSMC Trust
2.500% due 07/25/2056 ~		905		750
4.699% due 05/27/2053 ~		4,239		3,811
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
3.863% due 10/25/2036 •		5		4
FNT Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		3		3
GreenPoint Mortgage Funding Trust
4.163% due 12/25/2046 •		998		1,034
4.303% due 04/25/2036 •		437		406
GreenPoint Mortgage Pass-Through Certificates
6.427% due 10/25/2033 ~		4		4
GS Mortgage Securities Corp. Trust
4.823% due 07/15/2031 •		2,000		1,839
GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 ~		13,404		11,555
GSR Mortgage Loan Trust
4.042% due 04/25/2036 ~		100		58
4.075% due 06/25/2034 ~		5		5
4.283% due 08/25/2046 •		2,056		430
HarborView Mortgage Loan Trust
2.260% due 11/19/2034 ~		13		11
4.014% due 03/19/2037 •		165		155
4.194% due 05/19/2046 •		510		141
5.133% due 08/19/2036 ~		18		17

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
5.231% due 08/19/2034 ~		279		259
HomeBanc Mortgage Trust
4.623% due 08/25/2029 •		35		35
IndyMac INDB Mortgage Loan Trust
4.363% due 11/25/2035 •		77		45
IndyMac INDX Mortgage Loan Trust
3.177% due 01/25/2036 ~		90		82
3.609% due 08/25/2035 ~		351		252
3.836% due 08/25/2036 ~		6,206		5,302
4.063% due 06/25/2037 •		285		88
4.183% due 05/25/2046 •		383		356
4.243% due 04/25/2035 •		36		30
4.243% due 07/25/2035 •		291		275
4.355% due 12/25/2034 ~		2		2
4.403% due 02/25/2035 •		45		42
JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~		4,870		4,211
3.000% due 05/25/2052 ~		5,574		4,813
4.663% due 12/25/2049 •		947		932
4.713% due 08/25/2049 •		523		514
5.231% due 10/25/2035 ~		407		383
Lehman XS Trust
4.403% due 11/25/2046 •		1,568		1,223
Luminent Mortgage Trust
4.123% due 12/25/2036 •		173		171
MASTR Adjustable Rate Mortgages Trust
4.243% due 05/25/2037 •		312		123
4.443% due 05/25/2047 •		2,951		2,480
MASTR Reperforming Loan Trust
7.000% due 08/25/2034		58		38
MASTR Seasoned Securitization Trust
3.781% due 10/25/2032 ~		26		24
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.440% due 11/15/2031 •		36		35
4.620% due 11/15/2031 •		5		4
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.180% due 12/15/2030 •		36		35
4.220% due 06/15/2030 •		34		34
Merrill Lynch Alternative Note Asset Trust
4.363% due 03/25/2037 •		822		189
Merrill Lynch Mortgage Investors Trust
4.473% due 01/25/2029 ~		336		282
4.641% due 04/25/2035 ~		2		2
4.860% due 10/25/2028 •		2		2
Morgan Stanley Mortgage Loan Trust
4.273% due 02/25/2047 •		729		265
4.763% due 07/25/2035 ~		234		188
Mortgage Equity Conversion Asset Trust
4.510% due 05/25/2042 •		1,512		1,371
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		3,310		3,201
Nomura Asset Acceptance Corp. Alternative Loan Trust
7.000% due 02/19/2030 ~		75		75
OBX Trust
3.000% due 01/25/2052 ~		2,346		2,017
Prime Mortgage Trust
4.163% due 02/25/2034 •		4		4
RALI Trust
4.208% due 08/25/2035 ~		401		124
4.303% due 05/25/2046 •		299		226
RFMSI Trust
5.392% due 09/25/2035 ~		561		348
Sequoia Mortgage Trust
3.876% due 01/20/2047 ~		182		124
4.394% due 04/19/2027 •		1		1
4.454% due 10/19/2026 •		3		3
4.514% due 10/20/2027 •		2		2
5.112% due 04/25/2056 •		675		675
Structured Adjustable Rate Mortgage Loan Trust
3.851% due 01/25/2035 ~		47		47
4.341% due 11/25/2035 ~		118		109
4.343% due 08/25/2035 ~		3		3
4.486% due 07/25/2035 ~		12		11
4.498% due 06/25/2034 •		108		107
5.468% due 07/25/2034 ~		8		8
5.645% due 10/25/2037 •		550		518
Structured Asset Mortgage Investments II Trust
4.023% due 03/25/2037 •		56		20
4.143% due 06/25/2036 •		31		31
4.183% due 05/25/2036 •		342		218
4.223% due 05/25/2045 •		278		270
4.254% due 07/19/2035 •		266		257
4.363% due 08/25/2036 •		1,772		1,455
4.414% due 10/19/2034 •		22		22
4.454% due 03/19/2034 •		106		102

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
Structured Asset Mortgage Investments Trust
4.414% due 09/19/2032 •		62		59
Structured Asset Mortgage Investments, Inc.
6.750% due 05/02/2030 ~		49		0
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.032% due 06/25/2033 ~		1		1
TBW Mortgage-Backed Trust
6.130% due 01/25/2037 þ		831		181
6.470% due 09/25/2036 þ		9,085		208
6.515% due 07/25/2037 þ		1,266		456
Thornburg Mortgage Securities Trust
5.206% due 06/25/2043 ~		56		55
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		4,176		4,001
WaMu Mortgage Pass-Through Certificates Trust
3.480% due 04/25/2037 ~		399		362
4.235% due 12/25/2036 ~		377		351
4.283% due 11/25/2045 •		313		297
4.343% due 10/25/2045 •		19		18
4.403% due 01/25/2045 •		66		65
4.403% due 07/25/2045 •		12		11
4.423% due 01/25/2045 •		145		143
4.584% due 11/25/2046 •		95		85
4.643% due 12/25/2035 ~		68		65
4.744% due 02/25/2046 •		391		364
4.763% due 07/25/2044 •		32		31
4.813% due 12/25/2045 •		665		597
4.944% due 11/25/2042 •		10		10
4.994% due 01/25/2047 •		447		407
5.120% due 08/25/2033 ~		71		70
5.144% due 06/25/2042 •		51		49
5.144% due 08/25/2042 •		88		86
5.270% due 09/25/2033 ~		35		34
5.595% due 03/25/2034 ~		2		2
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
6.768% due 07/25/2036 þ		2,081		428
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
5.975% due 11/25/2030 ~		3		3
Wells Fargo Mortgage-Backed Securities Trust
6.148% due 07/25/2034 ~		4		4

Total Non-Agency Mortgage-Backed Securities (Cost $95,971)				81,963

ASSET-BACKED SECURITIES 2.7%
CMBS OTHER 0.2%
MF1 LLC
5.789% due 06/19/2037 •		1,666		1,666
MF1 Ltd.
4.832% due 10/16/2036 •		808		808

				2,474

HOME EQUITY OTHER 1.7%
ABFC Trust
4.463% due 06/25/2034 •		73		71
4.783% due 03/25/2032 •		80		82
ABFS Mortgage Loan Trust
6.785% due 07/15/2033 þ		417		338
ACE Securities Corp. Home Equity Loan Trust
3.883% due 10/25/2036 •		116		44
4.423% due 11/25/2035 •		32		38
4.813% due 07/25/2034 •		11		11
AFC Home Equity Loan Trust
4.573% due 06/25/2029 •		110		83
Amortizing Residential Collateral Trust
4.463% due 10/25/2031 •		41		41
AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.703% due 06/25/2029 •		129		134
Asset-Backed Securities Corp. Home Equity Loan Trust
3.843% due 05/25/2037 •		1		1
4.260% due 06/15/2031 •		182		179
Bayview Financial Acquisition Trust
4.292% due 05/28/2037 •		534		495
Bear Stearns Asset-Backed Securities Trust
4.738% due 02/25/2034 •		234		239
5.263% due 11/25/2042 •		61		61
5.857% due 06/25/2043 ~		6		6
C-BASS Trust
3.089% due 01/25/2037 •		235		68
Centex Home Equity Loan Trust
4.063% due 01/25/2032 •		24		24
4.613% due 01/25/2032 •		160		178
Chase Funding Trust
4.363% due 07/25/2033 •		11		12

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.403% due 08/25/2032 •		250		249
Citigroup Global Markets Mortgage Securities VII, Inc.
5.113% due 01/25/2032 •		9		9
Citigroup Mortgage Loan Trust, Inc.
3.823% due 07/25/2045 •		118		86
Countrywide Asset-Backed Certificates
4.763% due 09/25/2032 •		614		639
Countrywide Asset-Backed Certificates Trust
4.043% due 07/25/2037 •		608		559
4.163% due 09/25/2037 •		334		309
4.663% due 10/25/2047 •		619		570
Credit Suisse First Boston Mortgage Securities Corp.
3.567% due 08/25/2032 •		59		58
Delta Funding Home Equity Loan Trust
4.560% due 09/15/2029 •		5		5
Ellington Loan Acquisition Trust
4.813% due 05/25/2037 •		565		556
4.863% due 05/25/2037 •		208		204
EMC Mortgage Loan Trust
4.503% due 05/25/2040 •		73		72
Encore Credit Receivables Trust
4.453% due 07/25/2035 •		1,317		1,295
EquiFirst Mortgage Loan Trust
4.243% due 01/25/2034 •		45		44
Fremont Home Loan Trust
4.243% due 08/25/2036 •		5,641		1,726
GE-WMC Mortgage Securities Trust
3.843% due 08/25/2036 •		31		13
GMACM Home Equity Loan Trust
4.243% due 01/25/2029 •		4		3
GSAMP Trust
2.436% due 10/25/2036 •		7,464		27
4.043% due 12/25/2036 •		814		433
Home Equity Mortgage Loan Asset-Backed Trust
3.983% due 04/25/2037 •		508		401
JP Morgan Mortgage Acquisition Trust
3.701% due 08/25/2036 •		33		14
Long Beach Mortgage Loan Trust
4.323% due 10/25/2034 •		49		48
4.813% due 10/25/2034 •		24		21
5.188% due 03/25/2032 •		6		10
MASTR Asset-Backed Securities Trust
4.513% due 12/25/2034 •		337		350
Merrill Lynch Mortgage Investors Trust
3.883% due 10/25/2037 •		928		128
3.923% due 09/25/2037 •		121		23
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ~		429		204
6.000% due 02/25/2037 ~		602		340
NovaStar Mortgage Funding Trust
4.023% due 03/25/2037 •		1,261		829
Option One Mortgage Loan Trust
4.043% due 01/25/2037 •		425		247
4.543% due 02/25/2035 •		893		852
Option One Mortgage Loan Trust Asset-Backed Certificates
4.453% due 11/25/2035 •		128		124
RCKT Mortgage Trust
6.025% due 02/25/2044 ~		281		282
Renaissance Home Equity Loan Trust
3.454% due 08/25/2033 •		124		115
4.483% due 11/25/2034 •		106		94
4.523% due 12/25/2032 •		13		12
4.963% due 08/25/2032 •		141		135
Residential Asset Mortgage Products Trust
4.708% due 09/25/2035 •		1,078		1,064
Residential Asset Securities Corporation Trust
4.343% due 06/25/2033 •		32		31
SACO I Trust
4.283% due 06/25/2036 •		11		11
Securitized Asset-Backed Receivables LLC Trust
3.883% due 12/25/2036 •		1,968		399
Soundview Home Loan Trust
3.883% due 11/25/2036 •		56		15
Structured Asset Investment Loan Trust
4.693% due 06/25/2035 •		5,928		5,796
5.038% due 12/25/2034 •		966		953
Structured Asset Securities Corp. Trust
4.453% due 09/25/2035 •		284		273

				21,733

HOME EQUITY SEQUENTIAL 0.0%
JP Morgan Mortgage Acquisition Trust
4.023% due 03/25/2037 •		48		47

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$

Morgan Stanley Mortgage Loan Trust
4.483% due 04/25/2037 •		192		51

				98

MANUFACTURING HOUSE ABS OTHER 0.0%
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ~		5		5

WHOLE LOAN COLLATERAL 0.0%
Bear Stearns Asset-Backed Securities Trust
4.563% due 09/25/2046 •		382		360
GSAMP Trust
4.563% due 02/25/2033 •		5		6
Residential Asset Mortgage Products Trust
4.363% due 03/25/2036 •		24		24

				390

OTHER ABS 0.8%
CIFC Funding Ltd.
5.090% due 07/17/2037 •		5,000		5,006
Dryden 64 CLO Ltd.
4.907% due 04/18/2031 •		691		692
Gallatin CLO VIII Ltd.
5.025% due 07/15/2031 •		1,098		1,099
KKR CLO 21 Ltd.
4.935% due 04/15/2031 •		65		65
LCM 30 Ltd.
5.017% due 04/20/2031 •		326		326
SLM Student Loan Trust
5.098% due 12/15/2033 •		900		888
Venture 36 CLO Ltd.
5.067% due 04/20/2032 •		1,354		1,355

				9,431

Total Asset-Backed Securities (Cost $46,502)				34,131

		SHARES
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (e)		196,584		197

Total Short-Term Instruments (Cost $197)				197

Total Investments in Securities (Cost $3,692,454)				3,585,568

INVESTMENTS IN AFFILIATES 3.9%
SHORT-TERM INSTRUMENTS 3.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%
PIMCO Short-Term Floating NAV Portfolio III		5,047,824		49,171

Total Short-Term Instruments (Cost $49,159)				49,171

Total Investments in Affiliates (Cost $49,159)				49,171

Total Investments 291.3% (Cost $3,741,613)				$3,634,739
Financial Derivative Instruments (f)(g) 0.1% (Cost or Premiums, net $1,824)				1,274
Other Assets and Liabilities, net (191.4)%				(2,388,436)

Net Assets 100.0%				$1,247,577

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	Zero coupon security.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (67.2)%
Government National Mortgage Association, TBA	3.000%	07/01/2056	$32,600	$(28,822)	$(28,938)
Government National Mortgage Association, TBA	3.000	08/01/2056	2,400	(2,127)	(2,129)
Government National Mortgage Association, TBA	3.500	08/01/2056	23,000	(20,676)	(20,651)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2056	246,300	(196,771)	(196,654)
Uniform Mortgage-Backed Security, TBA	3.000	07/01/2056	12,900	(11,314)	(11,249)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056	266,000	(239,601)	(241,177)
Uniform Mortgage-Backed Security, TBA	6.000	08/01/2041	23,000	(23,624)	(23,585)
Uniform Mortgage-Backed Security, TBA	6.000	07/01/2056	4,700	(4,806)	(4,805)
Uniform Mortgage-Backed Security, TBA	6.500	08/01/2056	299,700	(309,462)	(309,684)

Total Short Sales (67.2)%				$(837,203)	$(838,872)

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	11,610	$1,242,814	$3,408	$0	$(2,177)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	2,086	$(229,232)	$(877)	$620	$0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	5,169	(581,351)	(4,927)	2,019	0

				$(5,804)	$2,639	$0

Total Futures Contracts				$(2,396)	$2,639	$(2,177)

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

		$		$		$		$		$		$		$		$		$
																Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate		Payment Frequency		Maturity Date		Notional Amount		Premiums Paid/ (Received)		Unrealized Appreciation/ (Depreciation)		Market Value		Asset		Liability
Pay	1-Day USD-SOFR Compounded-OIS		3.560%		Annual		04/10/2030		$30,900		$154		$(551)		$(397)		$0		$(58)
Pay	1-Day USD-SOFR Compounded-OIS		3.560		Annual		05/08/2030		22,910		175		(470)		(295)		0		(44)
Receive	1-Day USD-SOFR Compounded-OIS		3.000		Annual		06/21/2030		39,200		547		776		1,323		79		0
Pay	1-Day USD-SOFR Compounded-OIS		4.118		Annual		10/10/2030		33,900		(193)		542		349		0		(75)
Pay	1-Day USD-SOFR Compounded-OIS		4.135		Annual		10/10/2030		32,200		(134)		491		357		0		(71)
Pay	1-Day USD-SOFR Compounded-OIS		4.145		Annual		10/10/2030		13,400		(54)		209		155		0		(30)
Pay	1-Day USD-SOFR Compounded-OIS		4.155		Annual		10/10/2030		41,400		(208)		706		498		0		(92)
Receive	1-Day USD-SOFR Compounded-OIS		4.185		Annual		10/10/2030		66,000		323		(1,209)		(886)		147		0
Pay	1-Day USD-SOFR Compounded-OIS		4.012		Annual		11/08/2030		37,700		(266)		480		214		0		(86)
Pay	1-Day USD-SOFR Compounded-OIS		4.180		Annual		11/08/2030		43,000		(288)		866		578		0		(98)
Pay	1-Day USD-SOFR Compounded-OIS		4.192		Annual		11/08/2030		12,500		(83)		258		175		0		(28)
Receive	1-Day USD-SOFR Compounded-OIS		3.550		Annual		12/22/2030		20,500		829		(510)		319		48		0
Pay	1-Day USD-SOFR Compounded-OIS		3.705		Annual		01/10/2031		47,300		210		(609)		(399)		0		(113)
Receive	1-Day USD-SOFR Compounded-OIS		3.710		Annual		03/12/2031		6,900		145		(87)		58		17		0
Receive	1-Day USD-SOFR Compounded-OIS		3.013		Annual		04/09/2031		14,000		301		264		565		35		0
Receive	1-Day USD-SOFR Compounded-OIS		3.170		Annual		04/15/2031		13,800		289		169		458		35		0
Receive	1-Day USD-SOFR Compounded-OIS		3.232		Annual		04/26/2031		10,500		232		87		319		27		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		06/20/2031		60,000		(459)		899		440		160		0
Receive	1-Day USD-SOFR Compounded-OIS		3.480		Annual		02/07/2032		23,000		267		253		520		70		0
Receive	1-Day USD-SOFR Compounded-OIS		1.840		Annual		07/15/2032		26,700		0		3,525		3,525		84		0
Receive	1-Day USD-SOFR Compounded-OIS		2.998		Annual		09/16/2032		11,000		99		535		634		36		0
Receive	1-Day USD-SOFR Compounded-OIS		3.275		Annual		10/06/2032		16,400		0		655		655		55		0
Receive	1-Day USD-SOFR Compounded-OIS		3.368		Annual		11/28/2032		5,300		40		139		179		18		0
Receive	1-Day USD-SOFR Compounded-OIS		3.453		Annual		03/08/2033		14,600		54		367		421		52		0
Receive	1-Day USD-SOFR Compounded-OIS		3.260		Annual		06/08/2033		8,800		94		269		363		32		0
Pay	1-Day USD-SOFR Compounded-OIS		3.000		Annual		06/21/2033		5		0		0		0		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		06/20/2034		33,500		(125)		631		506		142		0
Receive	1-Day USD-SOFR Compounded-OIS		3.250		Annual		06/18/2035		26,800		1,129		385		1,514		121		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		09/17/2035		73,100		(1,251)		2,695		1,444		349		0

Total Swap Agreements											$1,827		$11,765		$13,592		$1,507		$(695)

Cash	of $20,056 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(1)

								Swap Agreements, at Value(3)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950%	Monthly	11/25/2034	$3	$(3)	$3	$0	$0

Total Swap Agreements						$(3)	$3	$0	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$50	$0	$50
Industrials	0	17,165	0	17,165
Municipal Bonds & Notes
Texas	0	3,949	0	3,949
U.S. Government Agencies	0	3,255,700	0	3,255,700
U.S. Treasury Obligations	0	192,413	0	192,413
Non-Agency Mortgage-Backed Securities	0	81,963	0	81,963
Asset-Backed Securities
CMBS Other	0	2,474	0	2,474
Home Equity Other	0	21,733	0	21,733
Home Equity Sequential	0	98	0	98
Manufacturing House ABS Other	0	5	0	5
Whole Loan Collateral	0	390	0	390
Other ABS	0	9,431	0	9,431
Short-Term Instruments
Mutual Funds	0	197	0	197

	$0	$3,585,568	$0	$3,585,568
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$49,171	$0	$0	$49,171

Total Investments	$49,171	$3,585,568	$0	$3,634,739

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(838,872)	$0	$(838,872)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$4,146	$0	$4,146

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(2,872)	$0	$(2,872)

Total Financial Derivative Instruments	$0	$1,274	$0	$1,274

Totals	$49,171	$2,747,970	$0	$2,797,141

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	15.6%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	20.3%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.1%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	0.4%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III Portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds

Notes to Financial Statements (Cont.)

(“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, or through an alternative lending platform generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of June 30, 2026, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$26,609	$194	$(26,879)	$54	$22	$0	$232	$0
PIMCO All Authority: Multi-RAE PLUS Fund	0	6,855	(6,856)	1	0	0	11	0
PIMCO High Yield and Short-Term Investments Portfolio	0	319	0	0	1	320	3	0
PIMCO Sector Fund Series – H	0	5,677	0	0	20	5,697	57	0

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$1,606,888	$998,758	$(678,500)	$(19)	$380	$1,927,507	$17,218	$0
PIMCO All Asset: Multi-RAE PLUS Fund	41	0	0	0	0	41	0	0
PIMCO All Authority: Multi-RAE PLUS Fund	11,661	32	(11,600)	2	(1)	94	33
PIMCO All Asset: Multi-Real Fund	13,522	432,336	(440,600)	6	0	5,264	136	0
PIMCO EM Bond and Short-Term Investments Portfolio	21,740	163,259	(103,100)	2	6	81,907	337	0
PIMCO High Yield and Short-Term Investments Portfolio	413	24,146	(15,500)	1	1	9,061	45	0
PIMCO Investment Grade Credit Bond Portfolio	150,449	238,922	(232,399)	(5)	21	156,988	1,419	0
PIMCO Long Duration Credit Bond Portfolio	12,385	3,538,584	(3,550,000)	(72)	(1)	896	936	0
PIMCO Mortgage and Short-Term Investments Portfolio	40,227	224,222	(215,300)	14	8	49,171	833	0
PIMCO Municipal Portfolio	5,768	8,444	(11,200)	0	1	3,013	44	0
PIMCO Real Return Portfolio	1,998	68,046	(63,700)	1	0	6,345	43	0
PIMCO Sector Fund Series – AM	6,063	6,779	(6,000)	0	1	6,843	78	0
PIMCO Sector Fund Series – H	17,882	7,044	(10,100)	0	3	14,829	144	0
PIMCO Sector Fund Series – I	465	297,571	(295,000)	(1)	0	3,035	67	0
PIMCO Short-Term Portfolio	24,603	15,975	(5,100)	0	6	35,484	275	0
PIMCO U.S. Government and Short-Term Investments Portfolio	70,528	175,026	(70,400)	1	27	175,182	1,312	0
PIMCO International Portfolio	172,712	289,218	(244,000)	0	32	217,962	1,600	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Xfit Brands, Inc.	$195	$0	$0	$0	$6	$201	$0	68,040,639

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FICC STR	Fixed Income Clearing Corp.—State Street FICC Repo	NXN	Natixis New York
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
BSN	The Bank of Nova Scotia - Toronto	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce World Markets	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	UBS	UBS Securities LLC
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WAN	Wells Fargo Bank, N.A.- FICC Rep
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty
CLP	Chilean Peso	INR	Indian Rupee	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona
COP	Colombian Peso	KRW	South Korean Won	SGD	Singapore Dollar
CZK	Czech Koruna	KZT	Kazakhstani Tenge	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish New Lira
EGP	Egyptian Pound	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
AMZX	Alerian MLP Total Return Index	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EUR003M	3 Month EUR Swap Rate	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	RU20INTR	Russell 2000 Total Return Index
BOBL	Bundesobligation, the German word for federal government bond	FEDL01	Federal funds effective rate	S&P 500	Standard & Poor’s 500 Index
CAONREPO	Canadian Overnight Repo Rate Average	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SFE	Sydney Futures Exchange
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIA	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate
CORRA	Canadian Overnight Repo Rate Average	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR1M	Term SOFR 1-Month
CPI	Consumer Price Index	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUEAFE	MSCI EAFE Index	US0003M	ICE 3-Month USD LIBOR
ERADXULN	RAE Fundamental International Large Net Total Return Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REIT	Real Estate Investment Trust
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate